                                                  FEBRUARY 2, 1998   PROSPECTUS

J.P. MORGAN MONEY MARKET FUNDS
PRIME MONEY MARKET FUND
FEDERAL MONEY MARKET FUND
TAX EXEMPT MONEY MARKET FUND

                                                  -----------------------------
                                                  Seeking to preserve capital
                                                  and to provide income and
                                                  same-day liquidity


This prospectus contains essential information for anyone investing in these funds. Please read it carefully and keep it for reference.

Shares in these funds are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. Each fund seeks to maintain a stable $1 share price, without guaranteeing that it will always be able to do so.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them as an investment or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense to state or suggest otherwise.

Distributed by Funds Distributor, Inc.                        [LOGO]JPMORGAN

CONTENTS
--------------------------------------------------------------------------------

  2
-----
Principles and techniques common to the funds in this prospectus

MONEY MARKET MANAGEMENT APPROACH

Money market investment process. . . . . . . . . . . . . . . . . . . . .  2
The spectrum of money market funds . . . . . . . . . . . . . . . . . . .  3
Money market funds and stability . . . . . . . . . . . . . . . . . . . .  3

  4
-----
Each fund's goal, investment approach, risks, expenses, performance, and financial highlights

J.P. MORGAN MONEY MARKET FUNDS

J.P. Morgan Prime Money Market Fund. . . . . . . . . . . . . . . . . . .  4
J.P. Morgan Federal Money Market Fund. . . . . . . . . . . . . . . . . .  6
J.P. Morgan Tax Exempt Money Market Fund . . . . . . . . . . . . . . . .  8

 10
-----
Investing in the J.P. Morgan Money Market Funds

YOUR INVESTMENT

Investing through a financial professional . . . . . . . . . . . . . . . 10
Investing through an employer-sponsored retirement plan. . . . . . . . . 10
Investing through an IRA or rollover IRA . . . . . . . . . . . . . . . . 10
Investing directly . . . . . . . . . . . . . . . . . . . . . . . . . . . 10
Opening your account . . . . . . . . . . . . . . . . . . . . . . . . . . 10
Adding to your account . . . . . . . . . . . . . . . . . . . . . . . . . 10
Selling shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11
Account and transaction policies . . . . . . . . . . . . . . . . . . . . 11
Dividends and distributions. . . . . . . . . . . . . . . . . . . . . . . 12
Tax considerations . . . . . . . . . . . . . . . . . . . . . . . . . . . 12

 15
-----
More about the funds' business operations

FUND DETAILS

Master/feeder structure. . . . . . . . . . . . . . . . . . . . . . . . . 13
Management and administration. . . . . . . . . . . . . . . . . . . . . . 13


FOR MORE INFORMATION . . . . . . . . . . . . . . . . . . . . . . back cover

INTRODUCTION
--------------------------------------------------------------------------------

J.P. MORGAN MONEY MARKET FUNDS

Each of these funds invests in high-quality short-term debt securities, by investing through a master portfolio (another fund with the same goal). Each fund accrues dividends daily, pays them to shareholders monthly, and seeks to maintain a stable $1 share price.

WHO MAY WANT TO INVEST

The funds are designed for investors who:

-    want an investment that strives to preserve capital

-    want regular income from a high quality portfolio

-    want a highly liquid investment

-    are looking for an interim investment

-    are pursuing a short-term goal

- are seeking income that is generally exempt from state and local income taxes (in the case of Federal Money Market Fund) or exempt from federal income tax (in the case of Tax Exempt Money Market Fund)

The funds are not designed for investors who:

-    are investing for long-term growth

-    are investing for high income

-    require the added security of the FDIC insurance

- in the case of Tax Exempt Money Market Fund, are investing through an IRA or other tax-advantaged retirement plan

J.P. MORGAN

Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 300 analysts and portfolio managers around the world and has approximately $250 billion in assets under management, including assets managed by the funds' advisor, Morgan Guaranty Trust Company of New York.

BEFORE YOU INVEST

Investors considering these funds should understand that:

-    There is no assurance that these funds will meet their investment goals

-    Future returns will not necessarily resemble past performance

-    These funds do not represent complete investment programs

MONEY MARKET MANAGEMENT APPROACH
--------------------------------------------------------------------------------

The J.P. Morgan money market funds invest exclusively in high-quality short-term debt obligations.

While each fund follows its own strategy, the funds as a group share a single investment philosophy. This philosophy, developed by the funds' advisor, emphasizes investment quality through in-depth research on short-term securities and their issuers. This allows each fund to focus on providing current income without compromising share price stability.

MONEY MARKET INVESTMENT PROCESS

     In researching short-term securities, J.P. Morgan's credit analysts enhance the data furnished by rating agencies by drawing on the insights of J.P. Morgan's fixed income trading specialists and equity analysts. Only securities highly rated by independent rating agencies as well as J.P. Morgan's proprietary ratings system are considered for investment.

In managing the funds described in this prospectus, J.P. Morgan employs a three-step process:

[GRAPHIC]
J.P. Morgan uses a disciplined process to control each fund's sensitivity to interest rates

MATURITY DETERMINATION Based on analysis of a range of factors, including current yields, economic forecasts, and anticipated fiscal and monetary policies, J.P. Morgan establishes the desired weighted average maturity for each fund within the permissible 90-day range. Controlling weighted average maturity allows the funds to manage risk, since securities with shorter maturities are typically less sensitive to interest rate shifts than those with longer maturities.

[GRAPHIC]
The funds invest across different sectors, for diversification and to take advantage of yield spreads

SECTOR ALLOCATION Analysis of the yields available in different sectors of the short-term debt market allows J.P. Morgan to adjust each fund's sector allocation, with the goal of enhancing current income while also maintaining diversification across permissible sectors.

[GRAPHIC]
Each fund selects its securities as described later in this prospectus

SECURITY SELECTION Based on the results of the firm's credit research and each fund's maturity determination and sector allocation, the portfolio managers and dedicated fixed-income traders make buy and sell decisions according to each fund's goal and strategy.


2  MONEY MARKET MANAGEMENT APPROACH

THE SPECTRUM OF MONEY MARKET FUNDS

The funds described in this prospectus differ primarily in the types of securities they hold and in the tax status of the income they offer. The table below provides an overview of the main types of securities in which each fund may invest. The distinguishing features of each money market fund are described in more detail on the following pages.

MONEY MARKET FUNDS AND STABILITY

Money market funds are subject to a range of federal regulations designed to promote stability. For example, money market funds must maintain a weighted average maturity of no more than 90 days, and generally may not invest in any securities with a remaining maturity of more than 13 months. Keeping the weighted average maturity this short helps funds in their pursuit of a stable $1 share price.

PRIMARY INVESTMENTS

--------------------------------------------------------------------------------
                          PRIME                FEDERAL             TAX EXEMPT
                          MONEY                MONEY               MONEY
                          MARKET               MARKET*             MARKET**
U.S.
Treasuries                   -                   -
--------------------------------------------------------------------------------
U.S.
Government
Agency
instruments                  -                   -
--------------------------------------------------------------------------------
Domestic
&foreign
bank
obligations                  -
--------------------------------------------------------------------------------
Domestic
&foreign
short-term
corporate
obligations                  -
--------------------------------------------------------------------------------
Foreign
governments                  -
--------------------------------------------------------------------------------
Illiquid
holdings                     -
--------------------------------------------------------------------------------
Repurchase
agreements                   -
--------------------------------------------------------------------------------
Tax-exempt
municipal
obligations**                                                           -
--------------------------------------------------------------------------------


*    Income is generally exempt from state and local income taxes
**   Income is generally exempt from federal income taxes


                                             MONEY MARKET MANAGEMENT APPROACH  3

J.P. MORGAN PRIME MONEY MARKET FUND     TICKER SYMBOL: PPMX
--------------------------------------------------------------------------------
                                        REGISTRANT: J.P. MORGAN FUNDS
                                        (J.P. MORGAN PRIME MONEY MARKET FUND)

[GRAPHIC]
GOAL

The fund's goal is to maximize current income while maintaining a high level of liquidity.

[GRAPHIC]
INVESTMENT APPROACH

The fund looks for investments across a broad spectrum of U.S. dollar-denominated money market securities, typically emphasizing different types of securities at different times in order to take advantage of changing yield differentials. The fund's investments may include obligations issued by the U.S. Treasury, government agencies, domestic and foreign banks and corporations, foreign governments, repurchase agreements, as well as asset-backed securities, taxable municipal obligations, and other money market instruments. Some of these investments may be illiquid or purchased on a when-issued or delayed delivery basis.

[GRAPHIC]
POTENTIAL RISKS AND REWARDS

The fund's yield will vary in response to changes in interest rates. How well the fund's yield compares to the yields of similar money market funds will depend on the success of the investment process described on pages 2 and 3.

As with all money market funds, the fund's investments are subject to various risks, which, while generally considered to be minimal, could cause its share price to fall below $1. For example, the issuer or guarantor of a portfolio security or the counterparty to a contract could default on its obligation. An unexpected rise in interest rates could also lead to a loss in share price if the fund is near the maximum allowable average weighted maturity at the time. To the extent that the fund invests in foreign securities, the fund could lose money because of foreign government actions, political instability, or lack of adequate and accurate information. Also, the fund may have difficulty valuing its illiquid holdings and may be unable to sell them at the time or price it desired. While these possibilities exist, the fund's investment process and management policies are designed to minimize the likelihood and impact of these risks. To date, through this process, the fund's share price has never deviated from $1.

PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages approximately $250 billion, including more than $13 billion using the same strategy as the fund.

The portfolio management team is led by Robert R. Johnson, vice president, who has been on the team and at J.P. Morgan since June of 1988, Daniel B. Mulvey, vice president, who joined the team in January of 1995 and has been at J.P. Morgan since 1991, and by John Donohue, vice president, who has been on the team since joining J.P. Morgan in June of 1997. Prior to managing this fund, Mr. Donohue was an Institutional Money Market Portfolio Manager at Goldman
Sachs & Co.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page.


ANNUAL FUND OPERATING EXPENSES(1) (%)
Management fees (actual)                        0.12
Marketing (12b-1) fees                          None

Other expenses                                  0.26
----------------------------------------------------
TOTAL OPERATING EXPENSES                        0.38
----------------------------------------------------


EXPENSE EXAMPLE

The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.


--------------------------------------------------------------------------------

                      1 yr.         3 yrs.         5 yrs.         10 yrs.
YOUR COST($)            4             12             21             48
--------------------------------------------------------------------------------



4  J.P. MORGAN PRIME MONEY MARKET FUND

-------------------------------------------------------------------------------
PERFORMANCE (UNAUDITED)



AVERAGE ANNUAL TOTAL RETURN (%)  Shows performance over time, for periods ended December 31, 1997
-----------------------------------------------------------------------------------------------------------------------------------
                                                           1 yr. 5 yrs. 10 yrs.
J.P. MORGAN PRIME MONEY MARKET FUND(2) (after expenses)    5.41   4.63    5.73
-----------------------------------------------------------------------------------------------------------------------------------
IBC'S FIRST TIER MONEY FUND AVERAGE(3) (after expenses)    5.04   4.36    5.45
-----------------------------------------------------------------------------------------------------------------------------------


YEAR-BY-YEAR TOTAL RETURN (%)  Shows changes in returns by calendar year
-----------------------------------------------------------------------------------------------------------------------------------
[GRAPH]

                                         1988    1989    1990    1991    1992    1993    1994    1995    1996    1997
J.P. MORGAN PRIME MONEY MARKET FUND(2)   7.38    9.13    8.04    6.07    3.67    2.83    3.95    5.79    5.21    5.41
-----------------------------------------------------------------------------------------------------------------------------------
IBC'S FIRST TIER MONEY FUND AVERAGE(3)   7.08    8.87    7.82    5.71    3.37    2.70    3.75    5.48    4.85    5.04
-----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


PER-SHARE DATA  For fiscal years ended November 30
-----------------------------------------------------------------------------------------------------------------------------------
                                      1988     1989     1990     1991     1992    1993(2)   1994       1995     1996     1997
NET ASSET VALUE, BEGINNING OF YEAR($) 1.00     1.00     1.00     1.00     1.00     1.00     1.00       1.00     1.00     1.00
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)           0.0705   0.0877   0.0780   0.0612   0.0371   0.0281   0.0367     0.0557   0.0509   0.0524
  Net realized gain (loss)
  on investment ($)                     --       --       --     0.0002   0.0006   0.0003  (0.0000)(4) 0.0005   0.0001  (0.0000)(4)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS ($)  0.0705   0.0877   0.0780   0.0614   0.0377   0.0284   0.0367     0.0562   0.0510   0.0524
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders
  from:
  Net investment income ($)          (0.0705) (0.0877) (0.0780) (0.0612) (0.0371) (0.0281) (0.0367)   (0.0557) (0.0509) (0.0524)
  Net realized gain ($)                 --       --       --    (0.0002) (0.0006) (0.0003)    --         --    (0.0005) (0.0003)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ($)              (0.0705) (0.0877) (0.0780) (0.0614) (0.0377) (0.0284) (0.0367)   (0.0557) (0.0514) (0.0527)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR ($)      1.00     1.00     1.00     1.00     1.00     1.00     1.00       1.00     1.00     1.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%)                      7.25     9.15     8.09     6.31     3.83     2.89     3.73       5.71     5.27     5.40
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR ($ millions) 1,898    2,156    2,356    3,059    2,700    2,563    2,004      2,153    2,155    2,318
-----------------------------------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:
EXPENSES (%)                          0.49     0.46     0.47     0.43     0.43     0.43     0.43       0.41     0.40     0.38
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (%)             7.05     8.77     7.80     6.10     3.74     2.82     3.64       5.56     5.09     5.25
-----------------------------------------------------------------------------------------------------------------------------------
DECREASE REFLECTED IN EXPENSE RATIO
DUE TO EXPENSE REIMBURSEMENT (%)        --       --       --     0.01     0.01     0.01     0.01       0.00(5)  0.00(5)    --
-----------------------------------------------------------------------------------------------------------------------------------

The Financial Highlights above have been audited by Price Waterhouse LLP, the fund's independent accountants.

(1) The fund has a master/feeder structure as described on page 9. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of the fund's average net assets.

(2) The fund commenced operations on 7/12/93. Returns reflect performance of The Pierpont Money Market Fund, the fund's predecessor, prior to that date. The Pierpont Money Market Fund commenced operations on 10/1/82.

(3) Consists of the IBC/Donoghue Taxable Money Market Fund Average from inception through November 30, 1995 and IBC's First Tier Money Fund Average thereafter.

(4)  $0.0001.

(5)  Less than 0.01%.


                                        J.P. MORGAN PRIME MONEY MARKET FUND  5

J.P. MORGAN FEDERAL
MONEY MARKET FUND                       TICKER SYMBOL: PTYXX
--------------------------------------------------------------------------------
                                        REGISTRANT: J.P. MORGAN FUNDS
                                        (J.P. MORGAN FEDERAL MONEY MARKET FUND)

[GRAPHIC]
GOAL

The fund's goal is to provide current income, maintain high liquidity, and preserve capital.

[GRAPHIC]
INVESTMENT APPROACH

The fund purchases securities that offer very high credit quality and pay regular income that is generally free from state and local income taxes. It invests exclusively in U.S. government agency obligations such as the Federal Farm Credit Bank, the Tennessee Valley Authority, the Federal Home Loan Bank, the Student Loan Marketing Association, and in obligations of the U.S. Treasury. Some of these investments may be purchased on a when-issued or delayed delivery basis.

[GRAPHIC]
POTENTIAL RISKS AND REWARDS

The fund's yield will vary in response to changes in interest rates. How well the fund's yield compares to the yields of similar money market funds will depend on the success of the investment process described on pages 2 and 3.

While the fund's U.S. Treasury obligations are backed by the full faith and credit of the Government, investors should bear in mind that any agency obligations the fund may hold do not have this guarantee, and that in any case government guarantees do not extend to shares of the fund itself.

Most of the fund's income is generally exempt from state and local personal income taxes and from some corporate income taxes (although not federal income taxes). Because of this beneficial tax status, the fund's yields are generally lower than those of taxable money market funds when compared on a pre-tax basis.

As with all money market funds, the fund's investments are subject to various risks, which, while generally considered to be minimal, could cause its share price to fall below $1. For example, the issuer or guarantor of a portfolio security could default on its obligation. An unexpected rise in interest rates could also lead to a loss in share price if the fund is near the maximum allowable average weighted maturity at the time. However, the fund's investment process and management policies are designed to minimize the likelihood and impact of these risks. To date, through this process, the fund's share price has never deviated from $1.

PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages approximately $250 billion, including more than $13 billion using the same strategy as the fund.

The portfolio management team is led by Robert R. Johnson, vice president, who has been on the team since the fund's inception and has been at J.P. Morgan since 1988, Daniel B. Mulvey, vice president, who joined the team in October of 1996 and has been at J.P. Morgan since 1991, and by John Donohue, vice president, who has been on the team since joining J.P. Morgan in June of 1997. Prior to managing this fund, Mr. Donohue was an Institutional Money Market Portfolio Manager at Goldman Sachs & Co.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page.


ANNUAL FUND OPERATING EXPENSES(1) (%)
Management fees                                 0.20
Marketing (12b-1) fees                          None

Other expenses(2)
(after reimbursement)                           0.25
----------------------------------------------------
TOTAL OPERATING EXPENSES(2)
(AFTER REIMBURSEMENT)                           0.45
----------------------------------------------------


EXPENSE EXAMPLE

The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.


--------------------------------------------------------------------------------
                            1 yr.        3 yrs.         5 yrs.         10 yrs.
YOUR COST($)                 5             14             25             57
--------------------------------------------------------------------------------


6  J.P. MORGAN FEDERAL MONEY MARKET FUND

--------------------------------------------------------------------------------
PERFORMANCE (UNAUDITED)


AVERAGE ANNUAL TOTAL RETURN (%) (%) Shows performance over time, for periods ended December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                1 yr.        3 yrs.          Since
                                                                                                                           inception
J.P. MORGAN FEDERAL MONEY MARKET FUND(3) (after expenses)                                       5.18           5.25           4.45
------------------------------------------------------------------------------------------------------------------------------------
IBC'S U.S. GOVERNMENT & AGENCY MONEY MARKET FUND AVERAGE(4) (after expenses)                    4.83           4.89           4.18
------------------------------------------------------------------------------------------------------------------------------------


YEAR-BY-YEAR TOTAL RETURN (%)(%) Shows changes in returns by calendar year
------------------------------------------------------------------------------------------------------------------------------------
[GRAPH]
                                                                                 1994           1995           1996           1997
J.P. MORGAN FEDERAL MONEY MARKET FUND(3)                                         3.78           5.59           4.99           5.18
------------------------------------------------------------------------------------------------------------------------------------
IBC'S U.S. GOVERNMENT & AGENCY MONEY MARKET FUND AVERAGE(4)                      3.52           5.19           4.67           4.83
------------------------------------------------------------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA     For fiscal periods ended October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                  1993           1994           1995           1996           1997
NET ASSET VALUE, BEGINNING OF PERIOD ($)                          1.00           1.00           1.00           1.00           1.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
    Net investment income ($)                                   0.0208         0.0333         0.0536         0.0489         0.0501
    Net realized gain (loss)
    on investment ($)                                           0.0002        (0.0000)(5)     0.0004         0.0006         0.0001
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS ($)                            0.0210         0.0333         0.0540         0.0495         0.0502
------------------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
    Net investment income ($)                                  (0.0208)       (0.0333)       (0.0536)       (0.0489)       (0.0501)
    Net realized gain ($)                                          ---        (0.0002)           ---        (0.0003)       (0.0005)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ($)                                        (0.0208)       (0.0335)       (0.0536)       (0.0492)       (0.0506)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ($)                                1.00           1.00           1.00           1.00           1.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%)                                                  2.10(6)        3.41           5.49           5.03           5.17
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD ($ thousands)                         83,097        118,631        171,120        185,424          239,074
------------------------------------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:
EXPENSES (%)                                                      0.48(7)       0.400           .400           0.40             0.40
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (%)                                         2.53(7)        3.40           5.36           4.89             5.00
------------------------------------------------------------------------------------------------------------------------------------
DECREASE REFLECTED IN EXPENSE RATIO DUE
TO EXPENSE REIMBURSEMENT (%)                                      0.26(7)        0.22           0.15           0.13             0.12
------------------------------------------------------------------------------------------------------------------------------------


The Financial Highlights above have been audited by Price Waterhouse LLP, the fund's independent accountants.

(1) The fund has a master/feeder structure as described on page 9. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of the fund's average net assets after reimbursement for ordinary expenses over 0.45%. The expense table has been restated to reflect current expenses/waivers/reimbursements. The fees and expenses in the table are expressed as a percentage of the fund's average net assets, and assume that the current arrangements were in effect throughout the fiscal year.

(2) Without reimbursement, other expenses and total operating expenses would have been 0.32% and 0.52%, respectively. There is no guarantee that reimbursement will continue beyond 2/28/99.

(3) The fund commenced operations on 1/4/93. Returns reflect performance of the fund from 1/31/93 through 12/31/97. This data is based on historical earnings and is not intended to indicate future performance.

(4) Consists of the IBC/Donoghue U.S. Treasury & Repo Money Market Fund Average through 12/31/95 and IBC's U.S. Government & Agency Money Market Fund Average thereafter.

(5)  Less than $0.0001.

(6)  Not annualized.

(7)  Annualized.


                                        J.P. MORGAN FEDERAL MONEY MARKET FUND  7

J.P. MORGAN TAX EXEMPT
MONEY MARKET FUND                  TICKER SYMBOL: JPEXX
--------------------------------------------------------------------------------
                                   REGISTRANT: J.P. MORGAN FUNDS
                                   (J.P. MORGAN TAX EXEMPT MONEY MARKET FUND)
[GRAPHIC]
GOAL

The fund's goal is to provide high current income that is exempt from federal income tax and to maintain high liquidity.

[GRAPHIC]
INVESTMENT APPROACH

The fund invests primarily in high quality municipal obligations whose income is exempt from federal income taxes. The fund's municipal obligations must fall into the highest short-term rating category (top two highest categories for New York State obligations) or be of equivalent quality. The fund may also invest in certain structured municipal obligations, and in certain securities whose income is subject to the alternative minimum tax (AMT). In order to maintain liquidity while being fully invested, the fund may buy securities with puts that allow the fund to liquidate the securities on short notice. Some of the fund's securities may be purchased on a when-issued or delayed delivery basis.

[GRAPHIC]
POTENTIAL RISKS AND REWARDS

The fund's yield will vary in response to changes in interest rates. How well the fund's yield compares to the yields of similar money market funds will depend on the success of the investment process described on pages 2 and 3.

Most of the fund's income is exempt from federal income taxes. A small portion may be exempt from state or local income taxes.

As with all money market funds, the fund's investments are subject to various risks, which, while generally considered to be minimal, could cause its share price to fall below $1. For example, the issuer or guarantor of a portfolio security or the counterparty to a contract could default on its obligation. An unexpected rise in interest rates could also lead to a loss in share price if the fund is near the maximum allowable average weighted maturity at the time. However, the fund's investment process and management policies are designed to minimize the likelihood and impact of these risks. To date, through this process, the fund's share price has never deviated from $1.

PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages approximately $250 billion, including more than $13 billion using the same strategy as the fund.

The portfolio management team is led by Daniel B. Mulvey, vice president, who has been on the team since August of 1995 and has been at J.P. Morgan since 1991, and by Richard W. Oswald, vice president, who has been on the team since joining J.P. Morgan in October of 1996. Prior to managing this fund, Mr. Oswald served as Treasurer of CBS and President of its finance unit.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page.


ANNUAL FUND OPERATING EXPENSES(1) (%)
Management fees (actual)                                  0.18
Marketing (12b-1) fees                                    None
Other expenses                                            0.28
--------------------------------------------------------------
TOTAL OPERATING EXPENSES                                  0.46
--------------------------------------------------------------


EXPENSE EXAMPLE

The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.


--------------------------------------------------------------------------------
                  1 yr.         3 yrs.         5 yrs.         10 yrs.
YOUR COST($)        5             15             26             58
--------------------------------------------------------------------------------


8  J.P. MORGAN TAX EXEMPT MONEY MARKET FUND

PERFORMANCE (UNAUDITED)
-------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN (%) (%) Shows performance over time, for periods ended December 31, 1997
-----------------------------------------------------------------------------------------------------------------------------------
                                                               1 yr.   5 yrs.  10 yrs.
J.P. MORGAN TAX EXEMPT MONEY MARKET FUND(2) (after expenses)   3.26     2.89    3.78
-----------------------------------------------------------------------------------------------------------------------------------
IBC'S TAX EXEMPT MONEY MARKET FUND AVERAGE3 (after expenses)   3.09     2.72    3.65
-----------------------------------------------------------------------------------------------------------------------------------


YEAR-BY-YEAR TOTAL RETURN (%)  Shows changes in returns by calendar year
-----------------------------------------------------------------------------------------------------------------------------------
                                               1988    1989    1990    1991    1992     1993   1994    1995    1996    1997
J.P. MORGAN TAX EXEMPT MONEY MARKET FUND(2)    4.93    6.11    5.58    4.16    2.71     2.04   2.50    3.52    3.12    3.26
IBC'STAX EXEMPT MONEY MARKET FUND AVERAGE(3)   4.80    5.91    5.49    4.17    2.56     1.93   2.34    3.34    2.93    3.09
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


PER-SHARE DATA    For fiscal years ended August 31
------------------------------------------------------------------------------------------------------------------------------------

                                      1988     1989     1990     1991     1992    1993(2)   1994       1995     1996     1997
NET ASSET VALUE, BEGINNING OF YEAR($) 1.00     1.00     1.00     1.00     1.00     1.00     1.00       1.00     1.00     1.00
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)           0.0455   0.0581   0.0550   0.0460   0.0317   0.0214   0.0212     0.0336   0.0318    0.0314
  Net realized gain (loss) on
   investment ($)                     0.0001   0.0001     ---  (0.0000)(4)0.0002   0.0001 (0.0000)(4)(0.0002)(0.0000)(4)(0.0000)(4)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS ($)  0.0456   0.0582   0.0550   0.0460   0.0319   0.0215   0.0212     0.0334   0.0318    0.0314
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders
  from:
  Net investment income ($)          (0.0455) (0.0581) (0.0550) (0.0460) (0.0317) (0.0214) (0.0212)   (0.0336) (0.0318)  (0.0314)
  Net realized gain ($)              (0.0001) (0.0001)    ---      ---      ---   (0.0002) (0.0000)(4)   ---      ---       ---
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ($)              (0.0456) (0.0582) (0.0550) (0.0460) (0.0317) (0.0216) (0.0212)   (0.0336) (0.0318)  (0.0314)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR ($)      1.00     1.00     1.00     1.00     1.00     1.00     1.00       1.00     1.00      1.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%)                      4.56     5.82     5.50     4.60     3.19     2.15     2.14       3.41     3.23      3.18
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR ($ millions)   896      876      903      877      922    1,007      974        985    1,050     1,103
-----------------------------------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:
EXPENSES (%)                          0.55     0.53     0.57     0.55     0.53     0.52     0.52       0.51     0.48      0.46
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (%)             4.54     5.79     5.51     4.60     3.16     2.14     2.10       3.35     3.17      3.13
-----------------------------------------------------------------------------------------------------------------------------------
DECREASE REFLECTED IN EXPENSE RATIO
DUE TO EXPENSE REIMBURSEMENT (%)       ---      ---      ---     0.01     0.01     0.01     0.01       0.00(5)   ---       ---
-----------------------------------------------------------------------------------------------------------------------------------

The Financial Highlights above have been audited by Price Waterhouse LLP, the fund's independent accountants.


(1) The fund has a master/feeder structure as described on page 9. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of the fund's average net assets.

(2) The fund commenced operations on 7/12/93. Returns reflect performance of The Pierpont Tax Exempt Money Market Fund, the fund's predecessor, prior to that date. The Pierpont Tax Exempt Money Market Fund commenced operations on 9/12/83.

(3) The IBC Tax Exempt Money Market Fund Average is an average of all major tax free money market fund returns.

(4)  Less than $0.0001.

(5)  Less than 0.01%.


                                    J.P. MORGAN TAX EXEMPT MONEY MARKET FUND  9

YOUR INVESTMENT
--------------------------------------------------------------------------------

For your convenience, the J.P. Morgan Funds offer several ways to start and add to fund investments.

INVESTING THROUGH A FINANCIAL PROFESSIONAL

If you work with a financial professional, either at J.P. Morgan or elsewhere, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to assist you in establishing your fund account, executing transactions, and monitoring your investment. If your fund investment is not held in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions for investing directly.

INVESTING THROUGH AN EMPLOYER-SPONSORED RETIREMENT PLAN

Your fund investments are handled through your plan. Refer to your plan materials or contact your benefits office for information on buying, selling, or exchanging fund shares.

INVESTING THROUGH AN IRA OR ROLLOVER IRA

Please contact a J.P. Morgan Retirement Services Specialist at 1-888-576-4472 for information on J.P. Morgan's comprehensive IRA services, including lower minimum investments.

INVESTING DIRECTLY

Investors may establish accounts without the help of an intermediary by using the instructions below and at right:

- Determine the amount you are investing. The minimum amount for initial investments in a fund is $2,500 and for additional investments $500, although these minimums may be less for some investors. For more information on minimum investments, call 1-800-521-5411.

- Complete the application, indicating how much of your investment you want to allocate to which fund(s). Please apply now for any account privileges you may want to use in the future, in order to avoid the delays associated with adding them later on.

-    Mail in your application, making your initial investment as shown below.

For answers to any questions, please speak with a J.P. Morgan Funds Services Representative at 1-800-521-5411.

OPENING YOUR ACCOUNT

     BY WIRE

-    Mail your completed application to the Shareholder Services Agent.

- Call the Shareholder Services Agent to obtain an account number and to place a purchase order. FUNDS THAT ARE WIRED WITHOUT A PURCHASE ORDER WILL BE RETURNED UNINVESTED.

- After placing your purchase order, instruct your bank to wire the amount of your investment to:

     State Street Bank & Trust Company

     ROUTING NUMBER: 021-000-238
     CREDIT: J.P. Morgan Funds
     ACCOUNT NUMBER: 001-57-689
     FFC: your account number, name of registered owner(s) and fund name

     BY CHECK

-    Make out a check for the investment amount payable to J.P. Morgan Funds.

-    Mail the check with your completed application to the Transfer Agent.

     BY EXCHANGE

-    Call the Shareholder Services Agent to effect an exchange.

ADDING TO YOUR ACCOUNT

     BY WIRE

- Call the Shareholder Services Agent to place a purchase order. FUNDS THAT ARE WIRED WITHOUT A PURCHASE ORDER WILL BE RETURNED UNINVESTED.

- Once you have placed your purchase order, instruct your bank to wire the amount of your investment as described above.

     BY CHECK

-    Make out a check for the investment amount payable to J.P. Morgan Funds.

- Mail the check with a completed investment slip to the Transfer Agent. If you do not have an investment slip, attach a note indicating your account number and how much you wish to invest in which fund(s).

     BY EXCHANGE

-    Call the Shareholder Services Agent to effect an exchange.


10  YOUR INVESTMENT

--------------------------------------------------------------------------------
SELLING SHARES

     BY PHONE -- WIRE PAYMENT

- Call the Shareholder Services Agent to verify that the wire redemption privilege is in place on your account. If it is not, a representative can help you add it.

- Place your wire request. If you are transferring money to a non-Morgan account, you will need to provide the representative with the personal identification number (PIN) that was provided to you when you opened your fund account.

     BY PHONE -- CHECK PAYMENT

- Call the Shareholder Services Agent and place your request. Once your request has been verified, a check for the net amount, payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing (see below).

     IN WRITING

- Write a letter of instruction that includes the following information: The name of the registered owner(s) of the account; the account number; the fund name; the amount you want to sell; and the recipient's name and address or wire information, if different from those of the account registration.

-    Indicate whether you want the proceeds sent by check or by wire.

- Make sure the letter is signed by an authorized party. The Shareholder Services Agent may require additional information, such as a signature guarantee.

-    Mail the letter to the Shareholder Services Agent.

     BY EXCHANGE

-    Call the Shareholder Services Agent to effect an exchange.

ACCOUNT AND TRANSACTION POLICIES

TELEPHONE ORDERS The funds accept telephone orders from all shareholders. To guard against fraud, the funds require shareholders to use a PIN, and may record telephone orders or take other reasonable precautions. However, if a fund does take such steps to ensure the authenticity of an order, you may bear any loss if the order later proves fraudulent.

EXCHANGES You may exchange shares in these funds for shares in any other J.P. Morgan or J.P. Morgan Institutional mutual fund at no charge (subject to the securities laws of your state). When making exchanges, it is important to observe any applicable minimums. Keep in mind that, for tax purposes, an exchange is considered a sale.

A fund may alter, limit, or suspend its exchange policy at any time.

BUSINESS DAYS AND NAV CALCULATIONS The funds' regular business days are the same as those of the New York Stock Exchange. Each fund calculates its net asset value per share (NAV) every business day at 4:00 p.m. (5:00 p.m. for Prime Money Market Fund) eastern time.

TIMING OF ORDERS Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Purchase and redemption orders for each fund must be received by the times indicated in the table below:

FUND                                                    CUT-OFF TIME
Prime Money Market                                        5:00 P.M.
Federal Money Market                                      2:00 P.M.
Tax Exempt Money Market                                  12:00 NOON

For the purchase to be effective and dividends to be earned on the same day, immediately available funds must be received by 4:00 p.m. (5:00 p.m. for Prime Money Market Fund) eastern time on a fund business day. A fund has the right to suspend redemption of shares and to postpone payment of proceeds for up to seven days or as permitted by law.

--------------------------------------------------------------------------------
TRANSFER AGENT                               SHAREHOLDER SERVICES AGENT
STATE STREET BANK AND TRUST COMPANY          J.P. MORGAN FUNDS SERVICES
P.O. Box 8411                                522 Fifth Avenue
Boston, MA 02266-8411                        New York, NY 10036
Attention: J.P. Morgan Funds Services        1-800-521-5411

                                             Representatives are available 8:00
                                             a.m. to 5:00 p.m. eastern time on
                                             fund business days.


                                                             YOUR INVESTMENT  11

--------------------------------------------------------------------------------

TIMING OF SETTLEMENTS When you buy shares, you will become the owner of record when a fund receives your payment.

Redemption orders for each fund received by the respective cut-off times will be paid in immediately available funds normally on the same day, according to instructions on file.

When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.

STATEMENTS AND REPORTS The funds send monthly account statements as well as confirmations after each purchase or sale of shares (except reinvestments). Every six months, each fund sends out an annual or semi-annual report containing information on its holdings and a discussion of recent and anticipated market conditions and fund performance.

ACCOUNTS WITH BELOW-MINIMUM BALANCES If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, the fund reserves the right to close out your account and send the proceeds to the address of record.

DIVIDENDS AND DISTRIBUTIONS

Substantially all income dividends are declared daily and paid monthly. If all of an investor's shares are redeemed during the month, accrued but unpaid dividends are paid with the redemption proceeds. Shares of the funds earn dividends on the business day their purchase is effective, but not on the business day their redemption is effective.

Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your financial professional or J.P. Morgan Funds Services to have them sent to you by check, credited to a separate account, or invested in another J.P. Morgan Fund.

TAX CONSIDERATIONS

In general, selling shares, exchanging shares, and receiving distributions (whether reinvested or taken in cash) are all taxable events. The transactions below typically create the following tax liabilities:

      TRANSACTION                        TAX STATUS
--------------------------------------------------------------------------------
    Income dividends                   Ordinary income
--------------------------------------------------------------------------------
    Short-term capital gains           Ordinary income
    distributions
--------------------------------------------------------------------------------

Every January, each fund issues tax information on its distributions for the previous year.

Any investor for whom a fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.


12  YOUR INVESTMENT

FUND DETAILS
--------------------------------------------------------------------------------

MASTER/FEEDER STRUCTURE

As noted earlier, each fund is a "feeder" fund that invests in a master portfolio. (Except where indicated, this prospectus uses the term "the fund" to mean the feeder fund and its master portfolio taken together.)

Each master portfolio accepts investments from other feeder funds, and all the feeders of a given master portfolio bear the portfolio's expenses in proportion to their assets. However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the same master portfolio on more attractive terms, or could experience better performance, than another feeder. Information about other feeders is available by calling 1-800-521-5411. Generally, when a master portfolio seeks a vote, its feeder fund will hold a shareholder meeting and cast its vote proportionately, as instructed by its shareholders. Fund shareholders are entitled to one vote per fund share.

Each fund and its master portfolio expect to maintain consistent goals, but if they do not, the fund will withdraw from the master portfolio, receiving its assets either in cash or securities. Each fund's trustees would then consider whether the fund should hire its own investment adviser, invest in a different master portfolio, or take other action.

MANAGEMENT AND ADMINISTRATION

The funds described in this prospectus and, their corresponding master portfolios are all governed by the same trustees. The trustees are responsible for overseeing all business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis; costs are shared by all funds governed by these trustees. Funds Distributor, as co-administrator, provides fund officers. J.P. Morgan, as co-administrator, oversees each fund's other service providers.

J.P. Morgan receives the following fees for investment advisory and other services:

--------------------------------------------------------------------------------
ADVISORY SERVICES        0.20% of the first $1 billion of
                         each master portfolio's average
                         net assets plus 0.10% over $1 billion
--------------------------------------------------------------------------------
ADMINISTRATIVE SERVICES  Master portfolio's and fund's pro-
(fee shared with Funds   rata portions of 0.09% of
the Distributor, Inc.)   first $7 billion in J.P. Morgan-
                         advised portfolios, plus 0.04% over
                         $7 billion
--------------------------------------------------------------------------------
SHAREHOLDER SERVICES     0.15% of the first $2 billion of
                         each fund's average net assets
                         plus 0.10% over $2 billion
--------------------------------------------------------------------------------

With respect to the Federal Money Market Fund, the advisor has voluntarily agreed to reimburse the fund so that total operating expenses will not exceed 0.45% of average net assets of the fund. There is no guarantee that this arrangement will continue beyond 2/28/99.

J.P. Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in a fund.



FUND DETAILS  13

FOR MORE INFORMATION
--------------------------------------------------------------------------------
For investors who want more information on these funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for a fund's most recently completed fiscal year or half-year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) Provides a fuller technical and legal description of a fund's policies, investment restrictions, and business structure. This prospectus incorporates each fund's SAI by reference.

Copies of the current versions of these documents may be obtained by contacting:

J.P. MORGAN FUNDS
J.P. Morgan Funds Services
522 Fifth Avenue
New York, NY 10036

TELEPHONE:  1-800-521-5411

HEARING IMPAIRED:  1-888-468-4015

EMAIL:  JPM_Mutual_Funds@JPMorgan.com

Text-only versions of these documents and this prospectus are available from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-800-SEC-0330) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. The funds' investment company registration numbers are:

J.P. Morgan Prime Money Market Fund. . . . . . . . . .      811-07340 and
                                                              033-54632
J.P. Morgan Federal Money Market Fund. . . . . . . . .      811-07340 and
                                                              033-54632
J.P. Morgan Tax Exempt Money Market Fund . . . . . . .      811-07340 and
                                                              033-54632

J.P. MORGAN FUNDS AND THE MORGAN TRADITION

The J.P. Morgan Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the J.P. Morgan Funds offer a broad array of distinctive opportunities for mutual fund investors.

JPMORGAN
--------------------------------------------------------------------------------
J.P. MORGAN FUNDS

ADVISOR                                           DISTRIBUTOR
Morgan Guaranty Trust Company of New York         Funds Distributor, Inc.
522 Fifth Avenue                                  60 State Street
New York, NY 10036                                Boston, MA 02109
1-800-521-5411                                    1-800-221-7930


                                                                 PROSPMM-982